Leases - Summary of Maturity Analysis of Lease Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Lease Commitments IFRS 16 Leases [Line Items]
Total lease commitments	€ 630
Impact of discounting remaining lease payments	(132)
Total	498	€ 537	€ 558
Lease liabilities included in the consolidated statement of financial position
Current	65	75
Non-current	433	462
Total	498	€ 537	€ 558
Less than one year
Disclosure Of Lease Commitments IFRS 16 Leases [Line Items]
Total lease commitments	95
One to five years
Disclosure Of Lease Commitments IFRS 16 Leases [Line Items]
Total lease commitments	296
More than five years
Disclosure Of Lease Commitments IFRS 16 Leases [Line Items]
Total lease commitments	€ 239